Immaterial Reclassification of Prior Period Presentation	12 Months Ended
Dec. 31, 2019
Accounting Changes And Error Corrections [Abstract]
Immaterial Reclassification of Prior Period Presentation

(2) Immaterial Reclassification of Prior Period Presentation

As part of the preparation of the interim consolidated financial statements during 2019, the Company modified its balance sheet presentation of its container management business segment. Under the Company’s fleet management agreements for managed containers, the Company is responsible for providing the leasing services to the customers and responsible for directing and integrating third-party vendors to fulfill its performance obligations. Therefore, it was determined during 2019 that the accounts receivable and vendor payables arising from direct container operations of the managed containers should be recognized on a gross basis in the Company’s consolidated balance sheets. The Company previously excluded the gross balances of these accounts from the Company’s consolidated balance sheets and recorded amounts due to third-party owners on a net basis in “due to container investors, net” in the consolidated balance sheets. See Note 5 “Managed Container Fleet” and Note 6 “Transactions with Affiliates and Container Investors” for further information.

In accordance with FASB Accounting Standards Codification 250, Accounting Changes and Error Corrections, management evaluated the materiality of the prior period adjustments from both a quantitative and qualitative perspective and concluded that the change in the presentation for the managed fleet from net to gross amounts in the consolidated balance sheets were immaterial to the Company’s prior period annual consolidated financial statements, thus, no amendments to previously filed prior period interim or annual reports are required.

The impact of the reclassification of the financial statement presentation in the consolidated balance sheet as of December 31, 2018 are as follows:

	As of December 31, 2018
	As Reported	Adjustment	As Restated
Accounts receivable, net	$110,222	$24,003	$134,225
Prepaid expenses and other current assets	$22,669	$470	$23,139
Total current assets	$373,877	$24,473	$398,350
Total assets	$4,744,296	$24,473	$4,768,769
Accounts payable and accrued expenses	$(25,174)	$(2,123)	$(27,297)
Due to container investors, net	$(8,322)	$(22,350)	$(30,672)
Total current liabilities	$(268,114)	$(24,473)	$(292,587)
Total liabilities	$(3,508,305)	$(24,473)	$(3,532,778)

The impacts have been reflected throughout the consolidated balance sheets, including the applicable footnotes, as appropriate (see Note 1 “Nature of Business and Summary of Significant Accounting Policies”, Note 5 “Managed Container Fleet”, Note 6 “Transactions with Affiliates and Container Investors” and Note 10 “Segment Information”).